UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04571
Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2017—May 31, 2018
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2018

Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Municipal Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisor’s Report.	5
Pennsylvania Municipal Money Market Fund.	9
Pennsylvania Long-Term Tax-Exempt Fund.	26
About Your Fund’s Expenses.	69
Trustees Approve Advisory Arrangements.	71
Glossary.	73

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2018, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.84% for Investor Shares and 0.89% for Admiral Shares. It beat the results of its benchmark but lagged the average return of its peers.

• Vanguard Pennsylvania Municipal Money Market Fund returned 0.57%, surpassing the 0.44% average return of its peers.

• The capital return of the Long-Term Fund’s Investor Shares was –0.88%, and its return from interest income was 1.72%.

• Although fundamentals remained solid, municipal bonds went through a bumpy patch as the new tax legislation passed in December affected both supply and demand. Their prices finished the period down across the maturity spectrum but particularly among longer-dated securities.

• The Long-Term Fund benefited from a tilt toward lower-quality investment-grade bonds, which outperformed their higher-quality counterparts. Security selection and the purchase of more premium callable bonds, which are less sensitive to rising interest rates, also added value.

Total Returns: Six Months Ended May 31, 2018
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Municipal Money Market
Fund	1.01%	1.80%	0.57%	0.00%	0.57%
Other States Tax-Exempt Money Market Funds
Average					0.44
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.98%	5.31%	1.72%	-0.88%	0.84%
Admiral™ Shares	3.05	5.43	1.77	-0.88	0.89
Bloomberg Barclays PA Municipal Bond Index					0.71
Pennsylvania Municipal Debt Funds Average					1.08
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the Pennsylvania Municipal Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4%
and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Municipal Money Market Fund	0.16%	—	0.43%
Pennsylvania Long-Term Tax-Exempt Fund	0.19	0.09%	0.99

The fund expense ratios shown are from the prospectus dated March 28, 2018, and represent estimated costs for the current fiscal year.
For the six months ended May 31, 2018, the funds’ annualized expense ratios were: for the Pennsylvania Municipal Money Market Fund,
0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the Pennsylvania Municipal Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Pennsylvania
Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the money market peer group are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the
Vanguard money market fund’s expense ratio in the table above does not reflect expense reductions.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
June 12, 2018

Market Barometer
			Total Returns
		Periods Ended May 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.33%	14.60%	12.91%
Russell 2000 Index (Small-caps)	6.47	20.76	12.18
Russell 3000 Index (Broad U.S. market)	3.57	15.06	12.85
FTSE All-World ex US Index (International)	0.36	9.62	5.84

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.04%	-0.37%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.71	1.11	2.92
Citigroup Three-Month U.S. Treasury Bill Index	0.73	1.24	0.35

CPI
Consumer Price Index	1.99%	2.80%	1.55%

Advisor’s Report

For the six months ended May 31, 2018, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.84% for Investor Shares and 0.89% for Admiral Shares. The fund outpaced its benchmark, the Bloomberg Barclays Pennsylvania Municipal Bond Index, which returned 0.71%, and surpassed the 1.08% average return of its peers.

For both Investor and Admiral Shares, the capital return was –0.88%. Return from income was 1.72% for Investor Shares and 1.77% for Admiral Shares. The fund’s 30-day SEC yield rose to 2.98% from 2.51% for Investor Shares and to 3.05% from 2.61% for Admiral Shares.

Vanguard Pennsylvania Municipal Money Market Fund returned 0.57%, exceeding the 0.44% average return of its peers. Yields for tax-exempt money market instruments also moved higher, and the fund’s 7-day SEC yield rose to 1.01% from 0.80%.

The funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). During the fiscal half year, however, only the Money Market Fund owned such securities.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2017	2018
2 years	1.57%	1.75%
5 years	1.76	1.99
10 years	2.15	2.41
30 years	2.79	2.87
Source: Vanguard.

The investment environment

Macroeconomic fundamentals were sound throughout the period. The U.S. economy expanded robustly amid solid business investment and consumer spending. In May, the unemployment rate was 3.8%, its lowest level in 18 years. Global growth remained supportive.

The Federal Reserve, acknowledging the health of the economy, moved further down the path toward monetary policy normalization. It continued shrinking the $4.5 trillion balance sheet that it had amassed since it began providing monetary stimulus in the wake of the 2007–2009 recession. It also raised the federal funds target rate in December and March (and again just after the close of the period under review).

However, investors abruptly began to see the glass as half empty toward the end of January. Long-awaited signs of wage increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised concerns that the Fed might start raising interest rates more aggressively. Brewing trade tensions and geopolitical flare-ups added to the downbeat mood. Market volatility spiked, stocks dropped sharply from record highs, and bond yields rose.

The muni market had to contend with the new federal tax law enacted in late December. One significant change is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. There was also concern—which proved unfounded—that the law would no longer let municipalities issue tax-exempt private activity bonds to fund public benefit projects such as hospitals and airports. Although capital spending held steady in Pennsylvania, municipalities overall rushed to issue both advance refunding and private activity bonds ahead of the law’s passage, and supply has continued to grow in 2018—up 11% year-to-date.

The reduction of the statutory federal corporate tax rate to 21% affected demand for munis, making their tax-equivalent yields a little less attractive to nontraditional buyers such as banks and insurance companies.

In Pennsylvania, the unemployment rate decreased from 4.7% to 4.5%. The commonwealth’s economy grew at about the same rate as that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for Pennsylvania increased about 1.2% between November 2017 and April 2018; the national index also rose about 1.2%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

Pennsylvania’s general fund revenue has been consistent, but expenses have risen at a faster rate than revenue as a result of increased annual pension funding. This has created a drag on results and produced persistent budget deficits.

Governor Wolf is pursuing new revenue measures including a severance tax on natural gas that could generate $200 million. But two to three years of truly balanced general fund results (no one-time measures or deficit financing) are necessary to stabilize the credit trend. In February, the governor introduced a $33 billion budget that increases education spending by $200 million and the commonwealth’s pension contribution by $225 million. In addition to the natural gas tax revenue, the budget assumes a more-than-5% growth in personal income tax receipts.

Pennsylvania’s school districts are a steady source of supply and are closely tied to its finances and credit quality. They generally receive anywhere from 15 to 75% of their funding from the state, and state funds may be diverted to pay bond holders in the event of a debt service payment deficiency. The commonwealth’s various budget impasses had threatened the credit quality of school districts and given them cash flow problems as funds were not appropriated on a timely basis. To alleviate this, the General Assembly adopted and the governor signed into law Act 85 of 2016, which effectively allows funds to flow to the districts in the event of a budget delay. The schools’ credit quality is generally stable.

Although Pennsylvania faces a negative credit trend until its structural budget issues are resolved, its credit ratings from Moody’s, Fitch, and Standard & Poor’s were unchanged during the period. Previously, S&P downgraded its general-obligation debt in September 2017 from AA– to A+ and Fitch placed its AA– rating on watch negative in October 2017.

Management of the funds

We strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective and independent bond analyses. Our investment process relies on robust risk management to monitor the funds’ positioning.

A-rated and Baa-rated bonds and those with maturities of 10–20 years boosted the Long-Term Fund’s performance compared to the benchmark index. Its Aaa-rated bonds and those with maturities of 1–3 years lagged.

Hospital and university revenue bonds produced the strongest relative results. Tax revenue, school district, and escrowed-to-maturity bonds were the biggest detractors.

A look ahead

The U.S. economy is on track to rise above its long-term potential growth rate to about 2.5% in 2018. Although the slow pace of productivity growth, an aging population, and disruptive new technologies remain long-term structural drags, the recent tax cuts and increased government spending plus solid synchronized global growth could result in a cyclical upswing.

The national unemployment rate is at its lowest level since 2000 and likely to edge even lower. Tightness in the labor market may finally be starting to translate into some upward pressure on wages. That, along with stable and broad global growth, may well lead to higher inflation—a scenario that the financial markets are now pricing in. Our long-term outlook for tepid inflation, however, is unchanged.

All of this, we believe, should justify the Fed’s raising the federal funds rate once more in 2018 and three times in 2019.

We may see more bouts of volatility in the bond market related to shifting inflation and interest rate expectations. Muni supply and demand may also adjust further as a result of the new tax law. Other potential triggers we’ll be watching include the U.S. midterm elections, stalled or scuttled trade negotiations, and flare-ups in geopolitical tensions.

We anticipate a convergence in global monetary policy as 2018 unfolds, with central banks in developed countries adopting less accommodative stances. Some are raising rates, some plan to do so, and some are reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could well rattle the markets.

Whatever the future may bring, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

James M. D’Arcy, CFA, Portfolio Manager

John M. Carbone, Principal,
Portfolio Manager

June 19, 2018

Pennsylvania Municipal Money Market Fund

Fund Profile
As of May 31, 2018

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	1.01%
Average Weighted
Maturity	17 days

1 The expense ratio shown is from the prospectus dated March 28, 2018, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratio was 0.16%.

Pennsylvania Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
		Spliced PA
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2008	2.42%	1.93%
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.25	0.08
2017	0.63	0.33
2018	0.57	0.44
7-day SEC yield (5/31/2018): 1.01%
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2018, performance data reflect the six months ended May 31, 2018.

See Financial Highlights for dividend information.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Municipal Money
Market Fund	6/13/1988	0.81%	0.25%	0.34%

Pennsylvania Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (102.0%)
Pennsylvania (102.0%)
	Abington PA School District GO	5.000%	10/1/18	1,010	1,023
	Allegheny County PA GO	5.000%	12/1/18 (Prere.)	5,000	5,087
	Allegheny County PA GO VRDO	1.050%	6/7/18 LOC	3,500	3,500
	Allegheny County PA Higher Education
	Building Authority University Revenue
	(Carnegie Mellon University) VRDO	0.870%	6/1/18	89,855	89,855
	Allegheny County PA Hospital Development
	Authority Revenue (Children’s Hospital of
	Pittsburgh Project) VRDO	1.060%	6/7/18 LOC	2,330	2,330
	Allegheny County PA Hospital Development
	Authority Revenue (Children’s Hospital of
	Pittsburgh Project) VRDO	1.060%	6/7/18 LOC	3,480	3,480
	Allegheny County PA Hospital Development
	Authority Revenue (Concordia Lutheran)
	VRDO	1.050%	6/7/18 LOC	38,240	38,240
[1,2]	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.230%	9/4/18 LOC	20,000	20,000
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.950%	6/1/18 LOC	31,800	31,800
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.970%	6/1/18 LOC	1,400	1,400
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.970%	6/1/18 LOC	21,500	21,500
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	1.050%	6/7/18	12,100	12,100
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	1.050%	6/7/18 LOC	7,675	7,675

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	1.060%	6/7/18 LOC	36,200	36,200
Butler County PA General Authority Revenue
(North Allegheny School District Project)
VRDO	1.050%	6/7/18	26,770	26,770
Butler County PA Hospital Authority Revenue
(Concordia Lutheran Obligated Group) VRDO	1.050%	6/7/18 LOC	8,645	8,645
Butler County PA Hospital Authority Revenue
(Concordia Lutheran Obligated Group) VRDO	1.050%	6/7/18 LOC	11,110	11,110
Chambersburg PA Authority Revenue (Wilson
College Project) VRDO	1.100%	6/7/18 LOC	10,500	10,500
Crawford County PA Industrial Development
Authority College Revenue (Allegheny
College) VRDO	1.060%	6/7/18 LOC	2,150	2,150
Delaware County PA GO	5.000%	10/1/18	1,000	1,012
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.880%	6/1/18	73,035	73,035
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.100%	6/7/18	9,000	9,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.100%	6/7/18	2,100	2,100
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.100%	6/7/18	9,900	9,900
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	1.010%	6/7/18 LOC	4,595	4,595
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	3,600	3,600
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	4,700	4,700
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	600	600
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	500	500
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	1,500	1,500
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	5,700	5,700
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	13,900	13,900
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	500	500
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	5,500	5,500
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	1.030%	6/7/18 LOC	8,900	8,900
Emmaus PA General Authority Revenue VRDO	1.040%	6/7/18 LOC	44,810	44,810
Erie PA Higher Education Building Authority
revenue (mercyhurst college)	5.350%	9/15/18 (Prere.)	905	915
erie pa higher education building authority
revenue (mercyhurst college)	5.500%	9/15/18 (Prere.)	1,275	1,290
2 geisinger authority health system
pennsylvania revenue (geisinger health
system) tob vrdo	1.090%	6/7/18	11,935	11,935
2 geisinger authority health system
pennsylvania revenue (geisinger health
System) TOB VRDO	1.090%	6/7/18	4,785	4,785

13

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) TOB VRDO	1.090%	6/7/18	4,330	4,330
2 Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) TOB VRDO	1.090%	6/7/18	7,500	7,500
2 Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) TOB VRDO	1.090%	6/7/18 (Prere.)	5,230	5,230
2 Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) TOB VRDO	1.090%	6/7/18	2,785	2,785
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) VRDO	0.840%	6/1/18	300	300
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) VRDO	0.840%	6/1/18	5,860	5,860
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) VRDO	0.840%	6/1/18	6,020	6,020
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) VRDO	0.870%	6/1/18	23,450	23,450
Harvey’s Lake PA General Municipal
Authority University Revenue (Misericordia
University Project) VRDO	1.060%	6/7/18 LOC	6,595	6,595
Haverford Township PA School District GO
VRDO	1.070%	6/7/18 LOC	20,585	20,585
Jackson PA Authority for Industrial
Development Revenue (StoneRidge
Retirement Living) VRDO	1.060%	6/7/18 LOC	7,550	7,550
Lancaster County PA Hospital Authority
Health Center Revenue (Masonic Homes
Project) VRDO	0.910%	6/1/18 LOC	900	900
2 Lancaster County PA Hospital Authority
Health System Revenue (Lancaster General
Hospital Project) TOB VRDO	1.090%	6/7/18 (Prere.)	6,765	6,765
2 Lancaster County PA Hospital Authority
Health System Revenue (Lancaster General
Hospital Project) TOB VRDO	1.090%	6/7/18 (Prere.)	3,410	3,410
2 Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System) TOB VRDO	1.100%	6/7/18	3,750	3,750
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/18 (Prere.)	7,995	8,019
Lower Merion PA School District GO VRDO	1.040%	6/7/18 LOC	22,115	22,115
Lower Merion PA School District GO VRDO	1.040%	6/7/18 LOC	7,650	7,650
Montgomery County PA GO VRDO	0.870%	6/1/18	5,745	5,745
Montgomery County PA Higher Education &
Health Authority Revenue (Gwynedd Mercy
University Project) VRDO	1.050%	6/7/18 LOC	18,740	18,740

14

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	1.050%	6/7/18 LOC	9,665	9,665
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/18 (Prere.)	22,000	22,326
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/18 (Prere.)	1,160	1,169
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.125%	8/15/18 (Prere.)	3,715	3,744
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/18 (Prere.)	10,000	10,077
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.060%	6/7/18	22,290	22,290
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.060%	6/7/18	9,940	9,940
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.060%	6/7/18	5,500	5,500
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.000%	6/7/18	7,210	7,210
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.040%	6/7/18	8,375	8,375
Pennsylvania Economic Development
Financing Authority Exempt Facilities
Revenue (York Water Co. Project) VRDO	1.090%	6/7/18 LOC	12,000	12,000
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	7/1/18	49,080	49,239
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/19	2,225	2,271
2 Pennsylvania Economic Development
Financing Authority Water Facilities
Revenue (Aqua Pennsylvania Inc. Project)
TOB VRDO	1.090%	6/7/18 (13)	9,900	9,900
Pennsylvania GO	5.000%	7/1/18	2,200	2,207
Pennsylvania GO	5.000%	7/1/18	1,780	1,786
Pennsylvania GO	5.000%	7/1/18	14,200	14,244
Pennsylvania GO	5.000%	9/15/18	5,000	5,056
Pennsylvania GO	5.000%	9/15/18	4,320	4,366
Pennsylvania GO	5.000%	10/15/18	2,500	2,535
Pennsylvania GO	5.000%	6/15/19	1,505	1,553
2 Pennsylvania GO TOB VRDO	1.060%	6/7/18	10,400	10,400
2 Pennsylvania GO TOB VRDO	1.090%	6/7/18	10,000	10,000
2 Pennsylvania GO TOB VRDO	1.090%	6/7/18 (Prere.)	5,445	5,445
2 Pennsylvania GO TOB VRDO	1.090%	6/7/18	14,300	14,300

15

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 Pennsylvania GO TOB VRDO	1.100%	6/7/18	4,000	4,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.050%	6/7/18 LOC	37,495	37,495
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.100%	6/7/18 LOC	24,110	24,110
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	1.060%	6/7/18 LOC	1,300	1,300
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania) TOB VRDO	1.090%	6/7/18	6,665	6,665
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) TOB VRDO	1.070%	6/7/18	2,740	2,740
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) TOB VRDO	1.090%	6/7/18	5,865	5,865
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) TOB VRDO	1.100%	6/7/18	4,095	4,095
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	1.020%	6/7/18 LOC	55,595	55,595
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.230%	5/1/19	1,815	1,815
Pennsylvania Housing Finance Agency
Multifamily Housing Revenue VRDO	1.070%	6/7/18 LOC	4,950	4,950
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,355	2,377
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.080%	6/7/18	15,300	15,300
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.080%	6/7/18	6,255	6,255
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.090%	6/7/18	3,270	3,270
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.120%	6/7/18	5,305	5,305
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.120%	6/7/18	2,135	2,135
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.090%	6/7/18	6,050	6,050
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.090%	6/7/18	5,300	5,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.090%	6/7/18	15,390	15,390
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.090%	6/7/18	12,600	12,600
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.090%	6/7/18	21,775	21,775
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.100%	6/7/18	19,500	19,500
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.100%	6/7/18	6,535	6,535

16

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.100%	6/7/18	700	700
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.200%	6/7/18	2,775	2,775
Pennsylvania Industrial Development
Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	6,575	6,599
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.660%	7/6/18	5,070	5,070
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.650%	7/26/18	3,017	3,017
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.600%	8/7/18	6,029	6,029
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.570%	8/10/18	10,000	10,000
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.300%	8/13/18	7,000	7,000
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.300%	8/14/18	5,060	5,060
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.250%	8/28/18	7,000	7,000
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/18	9,300	9,313
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/18	1,000	1,001
Pennsylvania State University Revenue PUT	1.050%	6/1/18	92,435	92,435
2 Pennsylvania TOB VRDO	1.060%	6/7/18	3,500	3,500
2 Pennsylvania TOB VRDO	1.060%	6/7/18	5,250	5,250
2 Pennsylvania TOB VRDO	1.060%	6/7/18	3,000	3,000
2 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	1.090%	6/7/18 (Prere.)	10,500	10,500
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	12,420	12,844
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	8,000	8,317
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.090%	6/7/18 LOC	60,000	60,000
Philadelphia Airport CP	1.230%	6/13/18 LOC	900	900
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	1.030%	6/7/18 LOC	9,610	9,610
Philadelphia PA Airport Revenue VRDO	1.090%	6/7/18 LOC	22,970	22,970
Philadelphia PA Airport Revenue VRDO	1.090%	6/7/18 LOC	25,890	25,890
2 Philadelphia PA Authority for Industrial
Development Revenue (Children’s Hospital
of Philadelphia Project) TOB VRDO	1.090%	6/7/18	7,500	7,500
2 Philadelphia PA Authority for Industrial
Development Revenue (Children’s Hospital
of Philadelphia Project) TOB VRDO	1.090%	6/7/18	7,500	7,500
Philadelphia PA Authority for Industrial
Development Revenue (Franklin Institute)
RDO	1.100%	6/7/18 LOC	5,190	5,190
Philadelphia PA Gas Works Revenue VRDO	1.010%	6/7/18 LOC	21,800	21,800
Philadelphia PA Gas Works Revenue VRDO	1.050%	6/7/18 LOC	8,225	8,225
Philadelphia PA Gas Works Revenue VRDO	1.060%	6/7/18 LOC	15,125	15,125

17

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue VRDO	1.100%	6/7/18 LOC	5,545	5,545
Philadelphia PA GO VRDO	1.050%	6/7/18 LOC	41,025	41,025
2 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
TOB VRDO	1.090%	6/7/18	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.900%	6/1/18	38,000	38,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.900%	6/1/18	24,260	24,260
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	1.010%	6/7/18 LOC	40,350	40,350
Philadelphia PA Revenue	2.000%	6/29/18	30,050	30,066
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	3,330	3,369
Philadelphia PA Water & Waste Water
Revenue VRDO	1.050%	6/7/18 LOC	34,770	34,770
Ridley PA School District GO VRDO	1.070%	6/7/18 LOC	15,840	15,840
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	7/1/18 (Prere.)	1,000	1,003
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.090%	6/7/18	9,710	9,710
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.090%	6/7/18	3,000	3,000
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.090%	6/7/18	6,670	6,670
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.090%	6/7/18	10,000	10,000
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	1.050%	6/7/18	18,100	18,100
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	1.050%	6/7/18	2,050	2,050
University of Pittsburgh PA Revenue CP	1.600%	6/15/18	23,000	23,000
University of Pittsburgh PA Revenue CP	1.650%	6/15/18	23,000	23,000
Washington County PA Hospital Authority
Revenue (University of Pennsylvania) VRDO	0.750%	6/7/18	10,150	10,150
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	1.060%	6/7/18 LOC	11,190	11,190
Total Tax-Exempt Municipal Bonds (Cost $1,994,044)				1,994,044

18

Pennsylvania Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (-2.0%)
Other Assets
Investment in Vanguard	105
Receivables for Investment Securities Sold	9,400
Receivables for Accrued Income	6,653
Receivables for Capital Shares Issued	1,949
Other Assets	5,700
Total Other Assets	23,807
Liabilities
Payables for Investment Securities Purchased	(56,883)
Payables for Capital Shares Redeemed	(5,806)
Payables for Distributions	(114)
Payables to Vanguard	(154)
Total Liabilities	(62,957)
Net Assets (100%)
Applicable to 1,954,771,658 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,954,894
Net Asset Value Per Share	$1.00

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	1,954,877
Undistributed Net Investment Income	4
Accumulated Net Realized Gains	13
Net Assets	1,954,894

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was
$362,260,000, representing 18.5% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	12,556
Total Income	12,556
Expenses
The Vanguard Group—Note B
Investment Advisory Services	252
Management and Administrative	1,056
Marketing and Distribution	215
Custodian Fees	10
Shareholders’ Reports and Proxy	8
Trustees’ Fees and Expenses	1
Total Expenses	1,542
Net Investment Income	11,014
Realized Net Gain (Loss) on Investment Securities Sold	13
Net Increase (Decrease) in Net Assets Resulting from Operations	11,027

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,014	12,270
Realized Net Gain (Loss)	13	2
Net Increase (Decrease) in Net Assets Resulting from Operations	11,027	12,272
Distributions
Net Investment Income	(11,013)	(12,272)
Realized Capital Gain	—	—
Total Distributions	(11,013)	(12,272)
Capital Share Transactions (at $1.00 per share)
Issued	635,729	1,082,461
Issued in Lieu of Cash Distributions	10,356	11,650
Redeemed	(596,466)	(1,059,856)
Net Increase (Decrease) from Capital Share Transactions	49,619	34,255
Total Increase (Decrease)	49,633	34,255
Net Assets
Beginning of Period	1,905,261	1,871,006
End of Period[1]	1,954,894	1,905,261
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,000 and $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.006[1]	.002	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.006	.006	.002	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.57%	0.63%	0.25%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,955	$1,905	$1,871	$2,059	$2,225	$2,455
Ratio of Total Expenses to
Average Net Assets[2]	0.16%	0.16%	0.13%[3]	0.05%[3]	0.06%[3]	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	1.14%	0.63%	0.24%	0.01%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, and
0.16% for 2013. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Pennsylvania Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $104,800, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $339,947,000 and $228,470,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.98%	3.05%

Financial Attributes

		Bloomberg	Bloomberg
		Barclays	Barclays
		PA	Municipal
		Muni Bond	Bond
	Fund	Index	Index

Number of Bonds	774	1,904	53,136

Yield to Maturity
(before expenses)	3.1%	2.9%	2.7%

Average Coupon	4.7%	4.8%	4.7%

Average Duration	7.0 years	6.4 years	5.8 years

Average Stated
Maturity	16.9 years	13.5 years	12.9 years

Short-Term
Reserves	3.1%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays PA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.97
Beta	1.05	1.07

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	2.2%
1 - 3 Years	3.7
3 - 5 Years	1.9
5 - 10 Years	6.8
10 - 20 Years	49.3
20 - 30 Years	33.5
Over 30 Years	2.6

Distribution by Credit Quality (% of portfolio)
AAA	0.2%
AA	36.3
A	52.9
BBB	7.8
BB	0.3
Not Rated	2.5

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or
Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.
For more information about these ratings, see the Glossary entry for
Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2018, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratios were 0.18% for Investor Shares and 0.09% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
				Bloomberg
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.19%	-8.67%	-4.48%	-1.82%
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26
2013	3.50	-7.46	-3.96	-2.90
2014	4.01	5.89	9.90	8.32
2015	3.67	0.03	3.70	3.35
2016	3.42	-3.20	0.22	-0.31
2017	3.61	3.16	6.77	6.20
2018	1.72	-0.88	0.84	0.71
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	3.82%	3.40%	3.89%	0.60%	4.49%
Admiral Shares	5/14/2001	3.92	3.50	3.98	0.60	4.58

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.9%)
Pennsylvania (100.7%)
1 Allegheny County PA GO	5.000%	11/1/29	4,000	4,629
Allegheny County PA GO	4.000%	11/1/30	3,000	3,185
Allegheny County PA GO	5.000%	12/1/30	1,365	1,540
Allegheny County PA GO	5.250%	12/1/32	1,000	1,127
Allegheny County PA GO	5.250%	12/1/33	1,000	1,127
Allegheny County PA GO	5.000%	12/1/34	3,600	3,938
Allegheny County PA GO	5.000%	12/1/34	1,695	1,889
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	10,909
Allegheny County PA GO	5.000%	12/1/37	10,000	10,909
Allegheny County PA GO	5.000%	11/1/41	5,000	5,651
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	2,545	2,680
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/28	1,950	2,241
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/30	2,375	2,496
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/30	1,180	1,328
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/31	1,550	1,629
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/33	2,045	2,135
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/33	1,375	1,499
Allegheny County PA Higher Education
Building Authority University Revenue
(Robert Morris University)	5.000%	10/15/37	1,000	1,094

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,188
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	2.400%	2/1/37	3,000	2,897
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.950%	6/1/18 LOC	17,100	17,100
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	1.050%	6/7/18	800	800
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,209
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	3,748
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/30 (15)	3,400	3,912
Allegheny County PA Sanitary Authority
Sewer Revenue	4.000%	12/1/31 (4)	805	854
Allegheny County PA Sanitary Authority
Sewer Revenue	4.000%	12/1/35 (4)	2,650	2,774
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/35	6,000	6,753
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/40	4,250	4,753
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/41 (15)	3,500	3,911
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/44 (15)	6,210	6,929
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/45	4,620	5,147
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,259
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/29	250	265
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,062
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/42	1,400	1,503
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/42	15,595	16,228
3 Altoona PA Area School District PA GO	5.000%	12/1/48 (15)	1,500	1,667
Beaver County PA GO	4.000%	4/15/29 (15)	3,505	3,762
Beaver County PA GO	4.000%	4/15/30 (15)	500	533
Beaver County PA Hospital Authority
Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,140
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/33	2,000	2,062
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/35	3,350	3,764

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/47	10,000	10,054
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/47	20,950	23,343
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/50	26,000	28,904
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/33	500	548
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	375	409
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	2,500	2,738
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/38	420	458
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/43	500	543
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	600	649
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	2,435	2,652
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/48	1,000	1,084
Berks County PA Municipal Authority
Revenue (Reading Hospital & Medical
Center Project)	5.500%	11/1/19 (Prere.)	1,750	1,833
Berks County PA Municipal Authority
Revenue (Reading Hospital & Medical
Center Project)	5.750%	11/1/19 (Prere.)	2,305	2,423
Berks County PA Municipal Authority
Revenue (Reading Hospital & Medical
Center Project)	5.750%	11/1/39	2,310	2,432
Berks County PA Municipal Authority
Revenue (Reading Hospital & Medical
Center Project)	5.000%	11/1/40	6,955	7,435
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,641
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,325
2 Bristol Township PA School District GO
TOB VRDO	1.260%	6/7/18	12,635	12,635
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/21 (Prere.)	2,000	2,205
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,125

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Butler County PA Hospital Authority
Revenue (Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	328
Butler County PA Hospital Authority
Revenue (Butler Health System Project)	5.000%	7/1/26	525	588
Butler County PA Hospital Authority
Revenue (Butler Health System Project)	5.000%	7/1/27	490	547
Butler County PA Hospital Authority
Revenue (Butler Health System Project)	5.000%	7/1/28	540	604
Butler County PA Hospital Authority
Revenue (Butler Health System Project)	5.000%	7/1/29	1,670	1,866
Butler County PA Hospital Authority
Revenue (Butler Health System Project)	5.000%	7/1/30	1,370	1,528
Butler County PA Hospital Authority
Revenue (Butler Health System Project)	5.000%	7/1/35	4,430	4,878
Butler County PA Hospital Authority
Revenue (Butler Health System Project)	5.000%	7/1/39	3,250	3,555
Cambria County PA GO	5.000%	8/1/23 (15)(ETM)	245	280
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,338
Canon-McMillan PA School District GO	5.000%	12/1/41 (4)	3,000	3,402
Canonsburg-Houston PA Joint Authority
Sewer Revenue	5.000%	12/1/27	1,530	1,736
Canonsburg-Houston PA Joint Authority
Sewer Revenue	5.000%	12/1/28	1,605	1,818
Canonsburg-Houston PA Joint Authority
Sewer Revenue	5.000%	12/1/30	1,135	1,281
Canonsburg-Houston PA Joint Authority
Sewer Revenue	5.000%	12/1/40	4,000	4,448
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,535	1,791
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,240	1,431
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	1,100	1,282
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	500	576
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/33	1,370	1,573
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/34	1,000	1,146
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/35	500	575
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/37	1,815	2,061
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/38	1,000	1,142
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	2,665	3,008
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	7,929
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,286
Central Dauphin PA School District GO	4.000%	5/15/37	1,000	1,047
Central Dauphin School District PA GO	4.000%	5/15/32	1,000	1,063
Central Dauphin School District PA GO	4.000%	5/15/34	1,985	2,096

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Central Dauphin School District PA GO	4.000%	5/15/35	2,325	2,446
Centre County PA Hospital Authority
Revenue (Mount Nittany Medical Center
Project)	7.000%	11/15/21 (Prere.)	6,930	8,068
Centre County PA Hospital Authority
Revenue (Mount Nittany Medical
Center Project)	5.000%	11/15/32	6,280	6,868
Centre County PA Hospital Authority
Revenue (Mount Nittany Medical
Center Project)	5.000%	11/15/36	5,000	5,429
Centre County PA Hospital Authority
Revenue (Mount Nittany Medical
Center Project)	5.000%	11/15/42	1,500	1,691
Centre County PA Hospital Authority
Revenue (Mount Nittany Medical
Center Project)	5.000%	11/15/44	3,000	3,234
Centre County PA Hospital Authority
Revenue (Mount Nittany Medical
Center Project)	4.000%	11/15/47	2,100	2,125
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,283
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,092
Cheltenham Township PA School District GO	5.000%	3/15/38	4,210	4,734
Cheltenham Township PA School District GO	5.000%	2/15/40	1,675	1,871
Chester County PA GO	4.000%	11/15/32	5,500	5,997
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	5/15/20 (Prere.)	17,490	18,535
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	10/1/34	2,675	3,096
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	5/15/40	7,995	8,399
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	4.000%	10/1/42	2,000	2,063
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	4.000%	10/1/47	4,000	4,110
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	10/1/52	2,500	2,807
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,190
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	837
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,141
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,125

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,169
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,368
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,047
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	4,000	4,599
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,485
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	5,035	5,796
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	4,000	4,575
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,417
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,040	5,750
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	7,987
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	10,025	11,356
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,388
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	33,250	33,937
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	204
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,152
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	862
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	917
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,433
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,616
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,175
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,908
Cumberland Valley PA School District GO	5.000%	12/1/30	500	570
Cumberland Valley PA School District GO	5.000%	12/1/31	750	852
Cumberland Valley PA School District GO	5.000%	12/1/33	1,005	1,137
Cumberland Valley PA School District GO	5.000%	12/1/34	1,125	1,270
Cumberland Valley PA School District GO	5.000%	12/1/35	1,000	1,126
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,653

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dauphin County PA General Authority
Health System Revenue (Pinnacle
Health System Project)	6.000%	6/1/19 (Prere.)	125	130
Dauphin County PA General Authority
Health System Revenue (Pinnacle
Health System Project)	6.000%	6/1/19 (Prere.)	12,845	13,382
Dauphin County PA General Authority
Health System Revenue (Pinnacle
Health System Project)	6.000%	6/1/29	135	140
Dauphin County PA General Authority
Health System Revenue (Pinnacle
Health System Project)	4.000%	6/1/30	3,745	3,917
Dauphin County PA General Authority
Health System Revenue (Pinnacle
Health System Project)	4.000%	6/1/31	2,190	2,284
Dauphin County PA General Authority
Health System Revenue (Pinnacle
Health System Project)	4.000%	6/1/32	2,070	2,153
Dauphin County PA General Authority
Health System Revenue (Pinnacle
Health System Project)	5.000%	6/1/35	3,450	3,898
Dauphin County PA General Authority
Health System Revenue (Pinnacle
Health System Project)	6.000%	6/1/36	2,320	2,401
Dauphin County PA General Authority
Health System Revenue (Pinnacle
Health System Project)	5.000%	6/1/42	21,040	23,001
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/34	1,220	1,411
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/35	800	923
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	5,000	5,716
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/46	4,970	5,657
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,825
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,689
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/32	3,355	3,919
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,689
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,361
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	573
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/32	3,050	3,582
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,219
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	3,250	3,791

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	3,500	4,055
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	18,930	21,772
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	16,500	18,851
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/24	3,220	3,544
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/25	2,715	2,970
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/26	3,080	3,355
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/27	1,000	1,084
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/31	3,500	3,901
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/33	7,000	7,786
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/34	3,500	3,883
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/35	10,120	10,556
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/37	12,000	13,249
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40	10,000	10,982
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40	25	26
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	1.050%	6/7/18 LOC	920	920
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	175
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	9,050	10,730
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	6,070	7,578
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,038
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,791
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,258
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,073
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	926
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	8,000	8,587
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	894
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,370
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,066
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,325

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,325	4,554
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	3,972
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,755
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,312
Easton PA Area Joint Sewer Authority
Revenue	5.000%	12/1/27 (15)	250	280
Easton PA Area Joint Sewer Authority
Revenue	5.000%	12/1/28 (15)	250	280
Erie City PA Water Authority Revenue	5.000%	12/1/43 (4)	1,500	1,722
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,602
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,435
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,506
Fox Chapel PA Area School District	5.000%	2/1/36	2,000	2,310
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,093
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.250%	6/1/19 (Prere.)	20,735	21,439
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.000%	2/15/34	4,225	4,854
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.000%	2/15/39	4,400	4,979
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.000%	6/1/41	5,000	5,510
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.000%	2/15/45	13,000	14,648
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	4.000%	2/15/47	25,000	25,609
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) VRDO	0.840%	6/1/18	26,580	26,580
Hampden Township PA GO	5.000%	11/15/20 (Prere.)	180	193
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	7,465	8,157
Lackawanna County PA Industrial
Development Authority Revenue
(University of Scranton)	4.000%	11/1/35	500	511
Lackawanna County PA Industrial
Development Authority Revenue
(University of Scranton)	4.000%	11/1/36	600	612

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lackawanna County PA Industrial
Development Authority Revenue
(University of Scranton)	4.000%	11/1/37	1,000	1,019
Lackawanna County PA Industrial
Development Authority Revenue
(University of Scranton)	4.000%	11/1/40	4,000	4,053
Lancaster County PA Hospital Authority
Health Center Revenue (Masonic Homes
Project) VRDO	0.910%	6/1/18 LOC	6,720	6,720
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/25	715	793
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/30	750	826
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,427
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/32	725	792
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	8,825	9,948
Lancaster County PA Solid Waste
Management Authority Solid Waste
Disposal System Revenue	5.250%	12/15/30	3,000	3,329
Lancaster County PA Solid Waste
Management Authority Solid Waste
Disposal System Revenue	5.250%	12/15/31	4,235	4,688
Lancaster County PA Solid Waste
Management Authority Solid Waste
Disposal System Revenue	5.250%	12/15/32	2,600	2,871
Lancaster County PA Solid Waste
Management Authority Solid Waste
Disposal System Revenue	5.000%	12/15/33	7,000	7,872
Lancaster PA Industrial Development
Authority Revenue (Garden Spot
Village Project)	5.000%	5/1/21	500	534
Lancaster PA Industrial Development
Authority Revenue (Garden Spot
Village Project)	5.375%	5/1/28	1,250	1,376
Lancaster PA Industrial Development
Authority Revenue (Garden Spot
Village Project)	5.750%	5/1/35	2,200	2,435
Lehigh County PA Authority Water &
Sewer Revenue	0.000%	12/1/24	1,695	1,368
Lehigh County PA Authority Water &
Sewer Revenue	5.000%	12/1/43	14,305	15,675
Lehigh County PA Authority Water &
Sewer Revenue	5.125%	12/1/47	3,000	3,308
Lehigh County PA General Purpose
Authority Revenue (Good Shepherd
Obligated Group)	4.000%	11/1/46	3,685	3,715
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,136

pennsylvania long-term tax-exempt fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	10,000	10,236
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,524
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,817
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,513
Lycoming County PA Authority College
Revenue (Pennsylvania College of
Technology)	5.000%	5/1/26	2,000	2,150
Lycoming County PA Authority College
Revenue (Pennsylvania College of
Technology)	5.000%	7/1/30	5,565	5,906
Lycoming County PA Authority Health
System Revenue (Susquehanna Health
System Project)	5.500%	7/1/28	45	47
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,329
Manheim Township PA School District GO	5.000%	2/1/30	2,010	2,315
Manheim Township PA School District GO	5.000%	2/1/31	1,200	1,379
Monroe County PA Hospital Authority
Revenue (Pocono Medical Center)	5.000%	7/1/41	3,660	4,068
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,420
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,875	11,892
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/19 (Prere.)	13,545	13,982
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,839
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,097
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,299
Montgomery County PA Higher Education &
Health Authority Revenue (Hill School Project)	4.000%	8/15/50	5,655	5,729
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,304
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,323
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,094
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,089
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	12,150	13,200

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/31	1,750	2,036
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/34	2,210	2,532
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,780	3,172
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/37	2,500	2,841
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/43	5,750	6,497
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/48	10,250	11,516
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,393
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,175
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,469
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,155
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	8,500	9,132
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,543
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,388
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	775	855
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	4,028
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/21 (Prere.)	1,565	1,802
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/27	2,250	2,536
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/47	2,000	2,199
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	4.000%	12/1/48	3,800	3,773

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,597
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,750	4,781
Montour PA School District GO	5.000%	4/1/40 (4)	3,185	3,594
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	1,000	1,072
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,711
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,688
Northampton County PA General Purpose
Authority College Revenue (Lafayette College)	5.000%	11/1/47	2,750	3,145
Northampton County PA General Purpose
Authority College Revenue (Moravian College)	5.000%	10/1/40	1,760	1,915
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/18 (Prere.)	5,100	5,139
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/18 (Prere.)	45	45
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/28	3,975	4,543
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/29	2,000	2,278
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/33	9,855	10,624
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/36	6,790	7,587
3 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/43	3,000	3,377
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/46	1,795	1,991
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,466
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.060%	6/7/18	1,445	1,445
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/34	7,535	7,944

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,825
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,023
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,248
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,374
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/31	1,140	1,278
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	3,740	4,046
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/37	3,000	3,312
Northern Tioga School District Pennsylvania
GO	5.000%	4/1/29 (15)	500	580
Northern Tioga School District Pennsylvania
GO	5.000%	4/1/31 (15)	700	808
Northern Tioga School District Pennsylvania
GO	4.000%	4/1/33 (15)	500	524
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/29	1,200	1,259
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	1,987
Palmer Township PA GO	4.000%	5/15/29	1,435	1,528
Palmer Township PA GO	4.000%	5/15/30	1,495	1,583
Pennsylvania COP	5.000%	7/1/29	300	343
Pennsylvania COP	5.000%	7/1/30	375	428
Pennsylvania COP	5.000%	7/1/31	425	484
Pennsylvania COP	5.000%	7/1/34	475	535
Pennsylvania COP	5.000%	7/1/35	845	949
Pennsylvania COP	5.000%	7/1/36	1,000	1,119
Pennsylvania COP	5.000%	7/1/37	875	977
Pennsylvania COP	5.000%	7/1/38	1,000	1,116
Pennsylvania COP	5.000%	7/1/43	4,000	4,439
Pennsylvania Economic Development
Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	7,110	7,478
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/29 (4)	2,000	1,332
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/30 (4)	3,710	2,364
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	5.500%	1/1/31 (4)	3,000	3,371

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/36 (4)	6,045	3,009
Pennsylvania Economic Development
Financing Authority Parking System
Revenue (Capitol Region Parking System)	0.000%	1/1/38 (4)	5,525	2,525
Pennsylvania Economic Development
Financing Authority Parking System
Revenue (Capitol Region Parking System)	5.250%	1/1/44 (4)	6,500	7,027
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	2/1/31	5,000	5,612
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	2/1/32	10,000	11,194
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	4.000%	3/15/32	2,500	2,606
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	7/1/33	11,405	12,544
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	7/1/43	4,500	4,892
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	2/1/45	5,000	5,499
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	4.000%	3/15/45	4,000	4,063
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	4.000%	11/15/47	10,000	10,149
Pennsylvania Economic Development
Financing Authority Water Facilities
Revenue (American Water Co. Project)	6.200%	4/1/39	5,000	5,168
Pennsylvania Economic Development
Financing Authority Water Facilities
Revenue (Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,701
Pennsylvania Economic Development
Financing Authority Water Facilities
Revenue (Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,582
Pennsylvania Economic Development
Financing Authority Water Facilities
Revenue (Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,236
Pennsylvania Economic Development
Financing Authority Water Facilities
Revenue (Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	10,613
Pennsylvania GO	5.000%	11/15/20	8,740	9,341
Pennsylvania GO	5.375%	7/1/21	16,000	17,472
Pennsylvania GO	5.000%	3/1/22	10,000	10,947
Pennsylvania GO	4.000%	7/1/23	4,000	4,284
Pennsylvania GO	5.000%	8/15/24	5,000	5,673
Pennsylvania GO	5.000%	10/15/25	10,000	11,183

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	1/1/26	10,000	11,455
Pennsylvania GO	5.000%	2/1/26	8,355	9,577
Pennsylvania GO	5.000%	9/15/27	20,000	23,055
Pennsylvania GO	5.000%	9/15/27	5,000	5,764
Pennsylvania GO	5.000%	1/15/28	5,000	5,770
Pennsylvania GO	5.000%	3/15/28	18,550	20,968
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	10,680
Pennsylvania GO	5.000%	9/15/28	10,350	11,890
Pennsylvania GO	4.000%	10/15/28	10,000	10,487
Pennsylvania GO	4.000%	4/1/29	10,000	10,418
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,690
Pennsylvania GO	4.000%	4/1/30	10,000	10,391
Pennsylvania GO	4.000%	6/15/30	10,000	10,469
1 Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,100
Pennsylvania GO	5.000%	10/15/30	6,650	7,381
Pennsylvania GO	4.000%	2/1/31	17,875	18,839
Pennsylvania GO	5.000%	10/15/31	14,955	16,575
Pennsylvania GO	4.000%	2/1/32	18,870	19,757
Pennsylvania GO	5.000%	3/1/32	11,225	12,955
Pennsylvania GO	5.000%	6/1/32	8,115	8,782
Pennsylvania GO	5.000%	8/1/32	4,000	4,490
Pennsylvania GO	5.000%	8/15/32	8,000	8,995
Pennsylvania GO	5.000%	10/15/32	15,000	16,601
Pennsylvania GO	4.000%	2/1/33	5,585	5,805
Pennsylvania GO	4.000%	3/1/33 (4)	20,000	21,089
Pennsylvania GO	5.000%	8/1/33	4,000	4,479
Pennsylvania GO	4.000%	3/1/34 (4)	20,000	21,004
Pennsylvania GO	4.000%	9/15/34	10,000	10,400
Pennsylvania GO	4.000%	3/1/35 (15)	15,000	15,702
Pennsylvania GO	4.000%	3/1/37 (15)	10,000	10,426
2 Pennsylvania GO TOB VRDO	1.080%	6/7/18	2,540	2,540
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,481
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,407
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	609
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,282
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,265
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	522
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,855	2,164
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,377
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,640	1,906

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,315
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,182
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,088
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	1,983
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	3,749
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/34	2,575	2,663
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,377
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	1,870	2,132
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	2,635	2,958
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/41	5,000	5,657
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.900%	6/1/18 LOC	1,550	1,550
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	500	555
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education
System)	5.000%	6/15/29	4,000	4,305
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education
System)	4.000%	6/15/30	3,895	4,116
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education
System)	4.000%	6/15/30	2,125	2,245
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education
System)	5.000%	6/15/30	3,615	3,885
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,865	6,170
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,503
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/23 (Prere.)	2,025	2,297
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,106
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,460
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,142
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/33	1,265	1,384
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,232

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	10,090	10,656
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,381
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	11,980
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,430
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	7,000	7,745
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	19,672
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,170
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	4.000%	8/15/31	4,000	4,310
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	4.000%	8/15/34	2,200	2,339
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	4.000%	8/15/35	2,275	2,412
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	4.000%	8/15/36	1,400	1,480
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	8/15/46	5,000	5,731
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/29	500	577
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/30	3,055	3,356
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/31	750	861
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/31	3,860	4,236
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/32	2,000	2,188
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/33	1,180	1,347
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/34	2,695	3,068

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	4.000%	8/15/35	3,135	3,293
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/35	2,420	2,746
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/40	11,000	12,376
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	4.000%	8/15/41	6,000	6,238
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	4.000%	8/15/42	6,675	6,951
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/42	16,260	17,540
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/47	10,000	11,330
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/30	940	1,053
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/31	1,870	2,088
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	7,265	8,005
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,081
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,571
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University.)	6.000%	7/1/21	2,125	2,268
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University.)	5.000%	7/1/31	4,000	4,165
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	980	999
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,478
3 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.700%	10/1/33	5,000	5,052
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.100%	10/1/36	3,000	2,854
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,503
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/36	8,500	8,701

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/37	8,000	8,212
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,053
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,563
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	3,779
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.650%	10/1/42	6,890	6,929
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,845	3,937
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,370	1,404
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.700%	10/1/47	17,000	17,050
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,225
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	1,610	1,804
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/30 (4)	3,500	4,013
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32 (4)	2,750	3,137
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33 (4)	2,000	2,274
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,361
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,278
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,016
Pennsylvania State University Revenue	5.000%	9/1/32	1,350	1,606
Pennsylvania State University Revenue	5.000%	9/1/33	5,000	5,836
Pennsylvania State University Revenue	5.000%	9/1/36	4,650	5,453
Pennsylvania State University Revenue	5.000%	9/1/42	2,945	3,435
Pennsylvania State University Revenue	5.000%	9/1/47	3,000	3,486
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32	5,000	5,705
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	6,000	6,799
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	5,500	6,214
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	4,956
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,362
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	3,000	3,363
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	1,315	1,411
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	7,830	8,399
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,900

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	4,025	4,628
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,483
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	6,970	7,969
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	953
3 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/38	3,000	3,418
3 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/39	3,535	4,020
3 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	13,705	15,523
3 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	14,345	16,207
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5,000	5,237
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	7,500	8,067
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,332
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21 (Prere.)	4,600	5,039
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,601
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,050	7,955
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,189
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,455
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,775	11,043
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	7,914
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,260
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	9,325	10,640
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	6,011
4 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,376
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,203
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	10,997
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,918
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	545	605
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	2,000	2,269
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	10,180
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,197
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,184
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,017
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	3,000	3,345
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	9,790	10,942
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	10,000	11,078
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	6,585	6,668
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	4,000	4,099
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	6,400	7,142
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,290	1,464
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	8,955
4 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,729
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38	3,500	3,581
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	5,070	6,313
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	19,700	21,615
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,216
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,010	2,256

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	8,030
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	5,720	6,364
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,750	1,963
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	7,045
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,900	3,669
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42	14,500	16,012
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42	2,950	3,408
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	5,783
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,625
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,619
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,955
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	14,960	16,304
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,243
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	4,095	4,457
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	16,000	17,814
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46	7,000	8,065
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	10,000	11,340
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.260%	6/7/18	13,820	13,820
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.260%	6/7/18	6,400	6,400
Peters Township PA School District
(Washington County) GO	5.000%	9/1/37	3,000	3,488
Peters Township PA School District
(Washington County) GO	5.000%	9/1/38	7,555	8,777
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,048
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,338
Philadelphia PA Airport Revenue	5.000%	7/1/29	590	691
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,333
Philadelphia PA Airport Revenue	5.000%	7/1/30	1,020	1,192
Philadelphia PA Airport Revenue	5.000%	7/1/31	1,300	1,516
Philadelphia PA Airport Revenue	5.000%	7/1/32	750	872
Philadelphia PA Airport Revenue	5.000%	7/1/33	750	869
Philadelphia PA Airport Revenue	5.000%	7/1/42	5,000	5,712
Philadelphia PA Airport Revenue	5.000%	7/1/47	3,750	4,272
Philadelphia PA Authority for Industrial
Development Revenue (City of Philadelphia
Affordable Housing Preservation Programs
Project)	5.000%	12/1/37	3,250	3,594
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	960	1,091
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/28	3,885	4,403
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/31	1,130	1,269
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,585	1,818
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,003

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,335
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,316
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	5.000%	7/1/33	3,600	4,212
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	5.000%	7/1/34	2,180	2,537
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/35	2,150	2,250
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/36	3,780	3,938
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/44	6,000	6,183
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,425	2,728
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/36	10,000	11,217
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	16,135	17,943
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (ETM)	5	5
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	75
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	16
Philadelphia PA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	27
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	43
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	59
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/27	4,055	4,677
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,500	1,737
Philadelphia PA Gas Works Revenue	5.000%	10/1/28	1,400	1,609
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	1,750	2,019
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,264
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	3,050	3,487
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	1,976
Philadelphia PA Gas Works Revenue	5.000%	10/1/31	3,255	3,711
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,253
Philadelphia PA Gas Works Revenue	5.000%	10/1/33	2,500	2,832
Philadelphia PA Gas Works Revenue	5.000%	10/1/34	4,175	4,714
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	2,000	2,265
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	2,000	2,260
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	2,000	2,255
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,144
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	65	69
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	115	122
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	5,000	5,612

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	11,800	13,196
Philadelphia PA Gas Works Revenue VRDO	1.050%	6/7/18 LOC	18,000	18,000
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	7,430	8,073
Philadelphia PA GO	6.500%	8/1/20 (Prere.)	3,785	4,144
Philadelphia PA GO	5.000%	8/1/27 (4)	4,160	4,869
Philadelphia PA GO	5.000%	8/1/30	4,000	4,512
Philadelphia PA GO	5.000%	8/1/30 (4)	5,330	6,192
Philadelphia PA GO	5.000%	8/1/31	2,000	2,289
Philadelphia PA GO	5.000%	8/1/32	3,000	3,426
Philadelphia PA GO	5.000%	8/1/32	4,420	5,047
Philadelphia PA GO	5.250%	7/15/33	3,585	3,993
Philadelphia PA GO	5.000%	8/1/35 (4)	6,000	6,862
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	22,926
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,701
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System Obligated
Group)	5.000%	7/1/29	3,165	3,534
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System Obligated
Group)	5.000%	7/1/34	1,000	1,099
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System Obligated
Group)	5.625%	7/1/42	3,850	4,189
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	1.010%	6/7/18 LOC	800	800
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	9,500	9,869
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	3,250	3,376
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,223
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,324
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	20
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	20
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	298
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	19,645	19,854
Philadelphia PA School District GO	5.250%	9/1/22	7,500	7,960
Philadelphia PA School District GO	5.250%	9/1/23	7,525	7,978
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,630
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,727
Philadelphia PA School District GO	5.000%	9/1/28	5,000	5,694
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,995
Philadelphia PA School District GO	5.000%	9/1/29	5,000	5,674
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,241
Philadelphia PA School District GO	5.000%	9/1/33	1,000	1,144

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA School District GO	5.000%	9/1/35	3,240	3,685
Philadelphia PA School District GO	5.000%	9/1/35	2,500	2,795
Philadelphia PA School District GO	5.000%	9/1/36	2,015	2,246
Philadelphia PA School District GO	5.000%	9/1/37	3,825	4,326
Philadelphia PA School District GO	5.000%	9/1/37	2,000	2,225
Philadelphia PA School District GO	5.000%	9/1/38	2,000	2,225
Philadelphia PA School District GO	4.000%	9/1/43 (4)	2,000	2,044
Philadelphia PA Water & Waste Water
Revenue	4.000%	10/1/31	6,210	6,575
Philadelphia PA Water & Waste Water
Revenue	5.000%	10/1/32	1,000	1,169
Philadelphia PA Water & Waste Water
Revenue	5.000%	11/1/34	1,200	1,393
Philadelphia PA Water & Waste Water
Revenue	5.000%	8/1/35 (4)	1,575	1,659
Philadelphia PA Water & Waste Water
Revenue	5.000%	7/1/40	10,000	11,150
Philadelphia PA Water & Waste Water
Revenue	5.000%	8/1/40 (4)	7,000	7,367
Philadelphia PA Water & Waste Water
Revenue	5.000%	1/1/41	7,210	7,622
Philadelphia PA Water & Waste Water
Revenue	5.125%	1/1/43	9,000	9,694
Philadelphia PA Water & Waste Water
Revenue	5.000%	10/1/52	4,000	4,504
Philadelphia PA Water & Wastewater
Revenue	5.600%	8/1/18 (ETM)	925	930
Philadelphia PA Water & Wastewater
Revenue	5.000%	7/1/30	4,000	4,606
Philadelphia PA Water & Wastewater
Revenue	5.000%	7/1/32	5,000	5,729
Philadelphia PA Water & Wastewater
Revenue	4.000%	10/1/32	6,440	6,804
Philadelphia PA Water & Wastewater
Revenue	5.000%	11/1/33	1,765	2,057
Philadelphia PA Water & Wastewater
Revenue	4.000%	7/1/34	6,000	6,275
Philadelphia PA Water & Wastewater
Revenue	5.000%	10/1/34	2,000	2,320
Philadelphia PA Water & Wastewater
Revenue	5.000%	1/1/36	10,500	11,126
Philadelphia PA Water & Wastewater
Revenue	5.000%	7/1/43	4,375	4,870
Philadelphia PA Water & Wastewater
Revenue	5.000%	7/1/45	19,600	21,796
Pittsburgh & Allegheny County PA Sports
& Exhibition Authority Hotel Room Excise
Tax Revenue	5.000%	2/1/26 (4)	3,030	3,307
Pittsburgh & Allegheny County PA Sports
& Exhibition Authority Lease Revenue VRDO	1.120%	6/7/18 (4)	400	400
Pittsburgh & Allegheny County PA Sports
& Exhibition Authority Parking System
Revenue	5.000%	12/15/31	1,000	1,139

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pittsburgh & Allegheny County PA Sports
& Exhibition Authority Parking System
Revenue	5.000%	12/15/32	500	569
Pittsburgh & Allegheny County PA Sports
& Exhibition Authority Parking System
Revenue	5.000%	12/15/34	1,000	1,128
Pittsburgh & Allegheny County PA Sports
& Exhibition Authority Parking System
Revenue	5.000%	12/15/36	500	561
Pittsburgh & Allegheny County PA Sports
& Exhibition Authority Parking System
Revenue	5.000%	12/15/37	500	560
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,701
Pittsburgh PA GO	5.000%	9/1/30	500	584
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,150	1,293
Pittsburgh PA GO	5.000%	9/1/34	50	58
Pittsburgh PA GO	5.000%	9/1/35	600	691
Pittsburgh PA GO	5.000%	9/1/36	700	804
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	8,069
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	6,914
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,604
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,585
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,412
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke’s
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,118
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/41	6,275	6,962
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/45	14,405	15,926
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,082
Reading PA School District GO	5.000%	3/1/38 (4)	1,750	1,970
Saint Mary PA Hospital Authority Health
System Revenue (Trinity Health Corp
Obligated Group)	5.000%	11/15/28	1,750	2,057
Scranton PA School District GO	5.000%	6/1/27	1,000	1,133
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,739
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	1,990
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,099
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,190	1,359
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,497

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,321
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,285	1,454
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,399
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	600	679
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,890
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	1,055	1,058
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,693
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,236
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,124
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,684
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,252
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,742
State College PA Area School District GO	5.000%	3/15/34	2,000	2,279
State College PA Area School District GO	5.000%	5/15/36	375	442
State College PA Area School District GO	5.000%	5/15/37	680	799
State College PA Area School District GO	5.000%	5/15/38	400	470
State College PA Area School District GO	5.000%	3/15/40	3,000	3,397
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	4.000%	6/15/33 (15)	1,000	1,048
State Public School Building Authority
ennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,382
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,055	1,204
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,718
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,164
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	6,981

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,407
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,708
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	4/1/22	1,250	1,362
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/28	11,385	12,962
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/30 (4)	16,480	18,749
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/32 (4)	3,655	4,132
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/33 (4)	3,155	3,554
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/34	6,000	6,722
State Public School Building Authority
Pennsylvania School Revenue (Chester
Upland School District Project)	5.250%	9/15/30	3,545	4,030
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	5,052
Trinity PA Area School District GO	4.000%	1/15/35 (15)	3,000	3,112
Trinity PA Area School District GO	4.000%	1/15/36 (15)	3,000	3,089
Trinity PA Area School District GO	4.000%	1/15/38 (15)	3,700	3,792
Union County PA Higher Educational
Facilities Financing Authority University
Revenue (Bucknell University)	5.000%	4/1/32	1,000	1,146
Union County PA Higher Educational
Facilities Financing Authority University
Revenue (Bucknell University)	5.000%	4/1/37	2,000	2,182
Union County PA Higher Educational
Facilities Financing Authority University
Revenue (Bucknell University)	5.000%	4/1/42	2,000	2,179
Unionville-Chadds Ford PA School District GO	5.000%	6/1/30	1,575	1,855
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	1,500	1,618
Upper Merion PA Area School District GO	5.000%	1/15/31	600	695
Upper Merion PA Area School District GO	5.000%	1/15/33	650	749
Upper Merion PA Area School District GO	5.000%	1/15/34	500	575
Upper Merion PA Area School District GO	5.000%	1/15/34	1,300	1,475
Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,832
Washington County PA Hospital Authority
Revenue (Washington Hospital Project) VRDO	1.060%	6/7/18 LOC	1,000	1,000
Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/31	3,440	3,588

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/32	3,110	3,236
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters
of Christian Charity Project)	6.000%	1/1/21 (Prere.)	330	363
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,094
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,795
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,614
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,851
West View PA Water Authority Revenue	4.000%	11/15/32	1,025	1,091
West View PA Water Authority Revenue	4.000%	11/15/33	1,000	1,061
West View PA Water Authority Revenue	4.000%	11/15/34	1,000	1,056
West View PA Water Authority Revenue	4.000%	11/15/35	1,200	1,264
West View PA Water Authority Revenue	4.000%	11/15/36	2,300	2,414
West View PA Water Authority Revenue	4.000%	11/15/37	2,400	2,514
West View PA Water Authority Revenue	4.000%	11/15/38	1,625	1,699
West View PA Water Authority Revenue	4.000%	11/15/39	1,400	1,462
West York PA Area School District GO	5.000%	4/1/33	4,265	4,704
2 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	6,650	6,851
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,569
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/23 (Prere.)	9,465	10,810
Westmoreland County PA Municipal
Authority Revenue	4.000%	8/15/34 (15)	8,000	8,344
Westmoreland County PA Municipal
Authority Revenue	4.000%	8/15/35 (15)	8,000	8,318
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/42 (15)	2,750	3,083
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,347
Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,431
Wilkes-Barre PA Area School District GO	5.000%	8/1/28 (15)	1,540	1,764
Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,123
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,990	5,356
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,110	4,401
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,589
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,711
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,107
York County PA GO	4.000%	3/1/34	3,000	3,186
York County PA GO	5.000%	6/1/38	5,000	5,548
				3,578,483

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,155
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,088
				6,243
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	11
Total Tax-Exempt Municipal Bonds (Cost $3,496,838)				3,584,737

Amount
($000)
Other Assets and Liabilities (-0.9%)
Other Assets
Investment in Vanguard	193
Receivables for Investment Securities Sold	40
Receivables for Accrued Income	46,937
Receivables for Capital Shares Issued	2,125
Variation Margin Receivable—Futures Contracts	577
Other Assets	988
Total Other Assets	50,860
Liabilities
Payables for Investment Securities Purchased	(73,841)
Payables for Capital Shares Redeemed	(2,021)
Payables for Distributions	(3,736)
Payables to Vanguard	(3,310)
Variation Margin Payable—Futures Contracts	(615)
Total Liabilities	(83,523)
Net Assets (100%)	3,552,074

Pennsylvania Long-Term Tax-Exempt Fund

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	3,455,516
Overdistributed Net Investment Income	(5)
Accumulated Net Realized Gains	8,217
Unrealized Appreciation (Depreciation)
Investment Securities	87,899
Futures Contracts	447
Net Assets	3,552,074

Investor Shares—Net Assets
Applicable to 28,292,731 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	322,501
Net Asset Value Per Share—Investor Shares	$11.40

Admiral Shares—Net Assets
Applicable to 283,327,372 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,229,573
Net Asset Value Per Share—Admiral Shares	$11.40

• See Note A in Notes to Financial Statements.
1 Securities with a value of $987,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was
$59,346,000, representing 1.7% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
4 5.000% coupon rate will be effective December 2018.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	505	107,178	72
Ultra 10-Year U.S. Treasury Note	September 2018	323	41,455	478
				550

Short Futures Contracts
5-Year U.S. Treasury Note	September 2018	(291)	(33,142)	(8)
10-Year U.S. Treasury Note	September 2018	(162)	(19,511)	(36)
Ultra Long U. S. Treasury Bond	September 2018	(80)	(12,760)	(80)
30-Year U.S. Treasury Bond	September 2018	(72)	(10,449)	21
				(103)
				447

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	64,677
Total Income	64,677
Expenses
The Vanguard Group—Note B
Investment Advisory Services	233
Management and Administrative—Investor Shares	232
Management and Administrative—Admiral Shares	1,122
Marketing and Distribution—Investor Shares	30
Marketing and Distribution—Admiral Shares	94
Custodian Fees	18
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	1
Total Expenses	1,752
Net Investment Income	62,925
Realized Net Gain (Loss)
Investment Securities Sold	11,271
Futures Contracts	(2,618)
Realized Net Gain (Loss)	8,653
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(40,647)
Futures Contracts	738
Change in Unrealized Appreciation (Depreciation)	(39,909)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,669

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,925	122,030
Realized Net Gain (Loss)	8,653	20,404
Change in Unrealized Appreciation (Depreciation)	(39,909)	82,625
Net Increase (Decrease) in Net Assets Resulting from Operations	31,669	225,059
Distributions
Net Investment Income
Investor Shares	(5,535)	(11,055)
Admiral Shares	(57,376)	(110,941)
Realized Capital Gain[1]
Investor Shares	(1,655)	(1,521)
Admiral Shares	(16,581)	(14,781)
Total Distributions	(81,147)	(138,298)
Capital Share Transactions
Investor Shares	3,835	933
Admiral Shares	39,015	81,401
Net Increase (Decrease) from Capital Share Transactions	42,850	82,334
Total Increase (Decrease)	(6,628)	169,095
Net Assets
Beginning of Period	3,558,702	3,389,607
End of Period[2]	3,552,074	3,558,702

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $62,000 and $296,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($5,000) and ($19,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.56	$11.26	$11.67	$11.69	$11.04	$11.93
Investment Operations
Net Investment Income	.197[1]	.396[1]	.411	.421	.427	.422
Net Realized and Unrealized Gain (Loss)
on Investments	(.101)	. 355	(. 371)	. 003	. 650	(. 890)
Total from Investment Operations	.096	.751	.040	.424	1.077	(.468)
Distributions
Dividends from Net Investment Income	(.197)	(. 396)	(. 411)	(. 421)	(. 427)	(. 422)
Distributions from Realized Capital Gains	(. 059)	(. 055)	(. 039)	(. 023)	—	—
Total Distributions	(. 256)	(. 451)	(. 450)	(. 444)	(. 427)	(. 422)
Net Asset Value, End of Period	$11.40	$11.56	$11.26	$11.67	$11.69	$11.04

Total Return[2]	0.84%	6.77%	0.22%	3.70%	9.90%	-3.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$323	$323	$314	$346	$351	$381
Ratio of Total Expenses to
Average Net Assets	0.18%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.46%	3.44%	3.47%	3.62%	3.73%	3.70%
Portfolio Turnover Rate	30%	22%	19%	16%	16%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.56	$11.26	$11.67	$11.69	$11.04	$11.93
Investment Operations
Net Investment Income	. 202[1]	.408[1]	.423	.431	.436	.431
Net Realized and Unrealized Gain (Loss)
on Investments	(.101)	. 354	(. 371)	. 003	. 650	(. 890)
Total from Investment Operations	.101	.762	.052	.434	1.086	(.459)
Distributions
Dividends from Net Investment Income	(. 202)	(. 407)	(. 423)	(. 431)	(. 436)	(. 431)
Distributions from Realized Capital Gains	(.059)	(.055)	(.039)	(.023)	—	—
Total Distributions	(. 261)	(. 462)	(. 462)	(. 454)	(. 436)	(. 431)
Net Asset Value, End of Period	$11.40	$11.56	$11.26	$11.67	$11.69	$11.04

Total Return[2]	0.89%	6.88%	0.32%	3.79%	9.99%	-3.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,230	$3,236	$3,076	$2,924	$2,780	$2,492
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.55%	3.54%	3.57%	3.70%	3.81%	3.78%
Portfolio Turnover Rate	30%	22%	19%	16%	16%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2018, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $192,500, representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Pennsylvania Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,584,737	—
Futures Contracts—Assets[1]	577	—	—
Futures Contracts—Liabilities[1]	(615)	—	—
Total	(38)	3,584,737	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $3,497,543,000. Net unrealized appreciation of investment securities for tax purposes was $87,194,000, consisting of unrealized gains of $103,634,000 on securities that had risen in value since their purchase and $16,440,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2018, the fund purchased $587,973,000 of investment securities and sold $511,301,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $217,194,000 and $311,365,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Pennsylvania Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2018		November 30, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	32,662	2,859	77,214	6,714
Issued in Lieu of Cash Distributions	5,949	520	10,317	899
Redeemed	(34,776)	(3,048)	(86,598)	(7,535)
Net Increase (Decrease)—Investor Shares	3,835	331	933	78
Admiral Shares
Issued	221,177	19,357	428,860	37,272
Issued in Lieu of Cash Distributions	48,593	4,246	81,647	7,115
Redeemed	(230,755)	(20,270)	(429,106)	(37,464)
Net Increase (Decrease) —Admiral Shares	39,015	3,333	81,401	6,923

G. Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2017	5/31/2018	Period
Based on Actual Fund Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,005.71	$0.80
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,008.42	$0.90
Admiral Shares	1,000.00	1,008.90	0.45
Based on Hypothetical 5% Yearly Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.03	$0.91
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Municipal Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.19%
for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Pennsylvania Tax-Exempt
Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market
Funds Average thereafter.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of
Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays PA Municipal
Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Pennsylvania Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Pennsylvania Long-Term Tax-Exempt Fund. The Index is licensed for use by The
Vanguard Group, Inc. (Vanguard) as the sponsor of the Pennsylvania Long-Term Tax-Exempt Fund. Bloomberg and Barclays’
only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Pennsylvania Long-Term Tax-Exempt Fund
or the owners of the Pennsylvania Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with
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suitability of the Pennsylvania Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor
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Pennsylvania Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the
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consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Pennsylvania Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018
VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number
33-32216, Incorporated by Reference.